Cover	May 22, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 22, 2020
Entity Registrant Name	Allegheny Technologies Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	1000 Six PPG Place,
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-5479
City Area Code	412
Local Phone Number	394-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001018963
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false